LOANS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Loans and Leases Receivable Disclosure [Line Items]
Loans receivable	$ 77,448,759	$ 28,696,234
Allowance for uncollectible loans receivable	(1,083,385)
Loans receivable, net	76,365,374	28,696,234
Loans receivable, net - current	36,554,913	28,696,234
Loans receivable, net - non-current	39,810,461
Loan receivable in non-accrual status	0	0
Trust 1
Loans and Leases Receivable Disclosure [Line Items]
Loans receivable, net	$ 64,103	$ 0